Related Party Transactions (Contributions to Defined Contribution Retirement Plans) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Municipal contribution plan [member]
Disclosure of transactions between related parties [line items]
Contributions to defined contribution retirement plans	¥ 199,196	¥ 258,328	¥ 262,728
Supplementary retirement scheme costs [member]
Disclosure of transactions between related parties [line items]
Contributions to defined contribution retirement plans	¥ 142,877	¥ 125,370	¥ 75,312